Equity reserves (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Expected stock price volatility	32.00%	37.00%
Risk-free interest rate	3.91%	4.07%
Grant date share price	$ 2.04	$ 2.28
Warrant [Member]
Statement [Line Items]
Expected stock price volatility		46.00%
Risk-free interest rate		2.53%
Expected life		1 year 9 months 29 days
Grant date share price		$ 2.41